UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2018

MFS® Government Markets Income Trust

MGF-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Government Market Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 7.25% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Government Markets Income Trust

New York Stock Exchange Symbol: MGF

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from the solid macroeconomic backdrop.

Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could disrupt the synchronized rise in global growth.

As a global investment manager, MFS® strives to create long-term value and protect capital for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

July 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	48.5%
U.S. Treasury Securities	24.0%
Investment Grade Corporates	9.5%
U.S. Government Agencies	5.3%
Emerging Markets Bonds	3.7%
Municipal Bonds	1.9%
Collateralized Debt Obligations	1.9%
Commercial Mortgage-Backed Securities	0.6%
High Yield Corporates	0.4%
Non-U.S. Government Bonds	0.1%

Composition including fixed income credit quality (a)(i)
AAA	1.9%
AA	2.4%
A	4.5%
BBB	8.8%
BB	0.5%
U.S. Government	27.3%
Federal Agencies	53.8%
Not Rated	(3.3)%
Cash & Cash Equivalents	0.8%
Other	3.3%

Portfolio facts (i)
Average Duration (d)	5.8
Average Effective Maturity (m)	8.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of May 31, 2018.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILE

Portfolio Manager	Primary Role	Since	Title and Five Year History
Geoffrey Schechter	Lead and U.S. Government Securities Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 1993.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2000.

Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations, are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital may have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 7.25% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.6%
Issuer	Shares/Par	Value ($)
U.S. Bonds - 92.6%
Agency - Other - 2.5%
Financing Corp., 10.35%, 8/03/2018	$3,820,000	$3,878,442

Asset-Backed & Securitized - 2.4%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.508% (LIBOR-3mo. + 1.16%), 7/15/2026 (n)	$541,000	$540,738
Atrium CDO Corp., 2011-A, “A1R”, FLR, 3.502% (LIBOR-3mo. + 1.14%), 10/23/2025 (n)	548,000	548,000
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	327,000	323,255
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	292,470	288,423
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.752% (LIBOR-3mo. + 1.4%), 4/15/2028 (n)	429,010	428,572
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.855%
(LIBOR-3mo. + 1.5%), 4/19/2030 (n)	452,738	452,274
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	59,686	59,239
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.548% (LIBOR-3mo. + 1.2%), 4/15/2028 (n)	383,677	383,669
TICP CLO Ltd., FLR, 3.199% (LIBOR-3mo. + 0.84%), 4/20/2028 (n)	538,454	538,158
UBS Commercial Mortgage Trust 2017-C1, “A4”, 3.544%, 11/15/2050	279,000	275,259

		$3,837,587
Automotive - 0.1%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$241,000	$241,015

Building - 0.0%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$82,000	$83,619

Business Services - 0.4%
Cisco Systems, Inc., 2.6%, 2/28/2023	$299,000	$292,370
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	271,000	272,270

		$564,640
Cable TV - 0.9%
Charter Communications Operating LLC/Charter Communications
Operating Capital Corp., 4.908%, 7/23/2025	$242,000	$246,730
Time Warner Cable, Inc., 8.25%, 4/01/2019	1,000,000	1,043,486
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	84,374

		$1,374,590

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Chemicals - 0.2%
Sherwin Williams Co., 2.75%, 6/01/2022	$345,000	$336,081

Computer Software - 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$124,000	$122,144

Computer Software - Systems - 0.3%
Apple, Inc., 3.25%, 2/23/2026	$400,000	$393,899
Apple, Inc., 4.375%, 5/13/2045	121,000	126,616

		$520,515
Consumer Products - 0.2%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$369,000	$365,796

Food & Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$573,000	$567,655
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	167,000	166,212
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	219,000	225,590
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	39,888

		$999,345
Insurance - 0.1%
American International Group, Inc., 4.7%, 7/10/2035	$108,000	$107,083

Insurance - Health - 0.5%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$672,000	$721,270

Insurance - Property & Casualty - 0.1%
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	$99,000	$101,044

Major Banks - 0.7%
Bank of America Corp., 3.004%, 12/20/2023	$183,000	$177,987
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	446,000	445,679
JPMorgan Chase & Co., 2.295%, 8/15/2021	449,000	436,371

		$1,060,037
Medical & Health Technology & Services - 1.0%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$179,000	$174,352
CVS Health Corp., 4.3%, 3/25/2028	1,000,000	994,987
CVS Health Corp., 5.125%, 7/20/2045	270,000	279,787
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	104,631

		$1,553,757

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	$500,000	$480,630

Midstream - 0.7%
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	$1,000,000	$1,057,919

Mortgage-Backed - 48.3%
Fannie Mae, 5.5%, 5/01/2019 - 3/01/2038	$2,785,816	$3,026,277
Fannie Mae, 6%, 7/01/2021 - 7/01/2037	846,355	937,933
Fannie Mae, 2.152%, 1/25/2023	401,000	386,790
Fannie Mae, 2.41%, 5/01/2023	125,456	121,958
Fannie Mae, 2.55%, 5/01/2023	107,907	105,557
Fannie Mae, 2.59%, 5/01/2023	68,388	67,013
Fannie Mae, 3.78%, 10/01/2023	62,742	64,382
Fannie Mae, 2.7%, 7/01/2025	200,000	194,219
Fannie Mae, 3.43%, 6/01/2026	194,277	196,569
Fannie Mae, 3.59%, 9/01/2026	71,904	73,534
Fannie Mae, 2.28%, 11/01/2026	74,979	70,207
Fannie Mae, 2.683%, 12/25/2026	729,000	690,659
Fannie Mae, 3.042%, 3/25/2028	363,000	355,127
Fannie Mae, 4.96%, 6/01/2030	121,910	132,923
Fannie Mae, 6.5%, 5/01/2031 - 2/01/2037	534,588	596,831
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	3,774,233	3,710,443
Fannie Mae, 5%, 6/01/2035 - 3/01/2042	547,276	587,559
Fannie Mae, 4.5%, 1/01/2040 - 4/01/2044	5,034,044	5,308,045
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	10,786,438	11,098,061
Fannie Mae, 3.5%, 4/01/2043 - 4/01/2047	8,389,391	8,399,013
Fannie Mae, 2%, 5/25/2044	253,117	242,222
Freddie Mac, 2.412%, 8/25/2018	730,264	729,006
Freddie Mac, 2.303%, 9/25/2018	243,757	243,257
Freddie Mac, 2.323%, 10/25/2018	481,872	480,993
Freddie Mac, 2.13%, 1/25/2019	1,470,295	1,464,757
Freddie Mac, 5.085%, 3/25/2019	752,000	760,826
Freddie Mac, 2.456%, 8/25/2019	383,000	382,043
Freddie Mac, 4.186%, 8/25/2019	600,000	609,453
Freddie Mac, 3.808%, 8/25/2020	219,000	223,417
Freddie Mac, 3.034%, 10/25/2020	291,000	291,775
Freddie Mac, 2.856%, 1/25/2021	400,000	399,649
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	411,577	457,771
Freddie Mac, 2.791%, 1/25/2022	517,000	514,100
Freddie Mac, 2.455%, 3/25/2022	307,707	303,739
Freddie Mac, 2.716%, 6/25/2022	399,000	395,447
Freddie Mac, 2.355%, 7/25/2022	500,000	488,437

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 2.51%, 11/25/2022	$496,000	$487,328
Freddie Mac, 3.32%, 2/25/2023	433,000	439,532
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	1,034,471	1,041,385
Freddie Mac, 3.06%, 7/25/2023	294,000	294,930
Freddie Mac, 2.454%, 8/25/2023	379,000	369,319
Freddie Mac, 3.458%, 8/25/2023	367,000	374,797
Freddie Mac, 0.882%, 4/25/2024 (i)	4,362,470	186,142
Freddie Mac, 0.618%, 7/25/2024 (i)	4,844,573	152,650
Freddie Mac, 3.064%, 8/25/2024	489,568	489,207
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	947,899	997,747
Freddie Mac, 2.67%, 12/25/2024	827,000	806,912
Freddie Mac, 2.811%, 1/25/2025	642,000	630,262
Freddie Mac, 3.329%, 5/25/2025	928,000	939,599
Freddie Mac, 3.01%, 7/25/2025	225,000	222,939
Freddie Mac, 2.745%, 1/25/2026	629,000	609,193
Freddie Mac, 2.673%, 3/25/2026	900,000	865,911
Freddie Mac, 3.224%, 3/25/2027	575,000	570,195
Freddie Mac, 3.243%, 4/25/2027	583,000	580,086
Freddie Mac, 3.117%, 6/25/2027	420,000	412,174
Freddie Mac, 0.579%, 7/25/2027 (i)	8,605,240	391,707
Freddie Mac, 3.194%, 7/25/2027	616,000	607,426
Freddie Mac, 0.437%, 8/25/2027 (i)	6,803,136	235,454
Freddie Mac, 3.187%, 9/25/2027	449,000	441,929
Freddie Mac, 3.286%, 11/25/2027	613,000	607,494
Freddie Mac, 3.444%, 12/25/2027	203,000	203,736
Freddie Mac, 0.291%, 1/25/2028 (i)	12,257,229	325,955
Freddie Mac, 0.303%, 1/25/2028 (i)	5,046,400	138,423
Freddie Mac, 0.134%, 2/25/2028 (i)	14,223,932	203,964
Freddie Mac, 0.263%, 4/25/2028 (i)	9,102,959	121,991
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	469,914	511,164
Freddie Mac, 6.5%, 5/01/2037	91,844	103,374
Freddie Mac, 5%, 4/01/2040 - 7/01/2041	1,783,040	1,910,405
Freddie Mac, 4%, 1/01/2041 - 4/01/2044	530,216	545,212
Freddie Mac, 3.5%, 5/01/2042 - 1/01/2047	7,647,310	7,670,354
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	4,355,412	4,248,894
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	944,886	1,031,905
Ginnie Mae, 4%, 8/15/2040 - 4/20/2041	150,592	155,897
Ginnie Mae, 4.5%, 9/20/2041	168,923	177,955
Ginnie Mae, 3.5%, 4/15/2042 - 7/20/2043	2,070,332	2,099,303
Ginnie Mae, 6.158%, 4/20/2058	11,677	12,391
Ginnie Mae, 0.658%, 2/16/2059 (i)	562,657	34,962

		$76,360,195

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Municipals - 1.9%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$1,182,000	$995,941
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	32,000	46,930
State of California (Build America Bonds), 7.6%, 11/01/2040	925,000	1,405,029
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	450,000	559,404

		$3,007,304
Oils - 0.1%
Valero Energy Corp., 4.9%, 3/15/2045	$130,000	$135,242

Pharmaceuticals - 0.0%
Gilead Sciences, Inc., 4.5%, 2/01/2045	$82,000	$82,503

Restaurants - 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$134,000	$133,792

Supranational - 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$158,000	$188,858

Tobacco - 0.6%
Altria Group, Inc., 9.25%, 8/06/2019	$55,000	$59,060
Reynolds American, Inc., 8.125%, 6/23/2019	583,000	613,406
Reynolds American, Inc., 4%, 6/12/2022	79,000	79,919
Reynolds American, Inc., 4.45%, 6/12/2025	217,000	219,888

		$972,273
Transportation - Services - 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$34,000	$34,049

U.S. Government Agencies and Equivalents - 2.8%
AID-Tunisia, 2.452%, 7/24/2021	$235,000	$232,824
AID-Ukraine, 1.844%, 5/16/2019	444,000	441,675
AID-Ukraine, 1.847%, 5/29/2020	330,000	325,584
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	443,000	440,764
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	418,000	416,670
Private Export Funding Corp., 1.875%, 7/15/2018	460,000	459,769
Private Export Funding Corp., 2.25%, 3/15/2020	86,000	85,552
Private Export Funding Corp., 2.3%, 9/15/2020	360,000	356,428
Small Business Administration, 6.35%, 4/01/2021	21,610	22,254
Small Business Administration, 6.34%, 5/01/2021	27,308	28,037

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 6.44%, 6/01/2021	$44,185	$45,550
Small Business Administration, 6.625%, 7/01/2021	43,664	44,954
Small Business Administration, 5.52%, 6/01/2024	84,541	87,746
Small Business Administration, 2.21%, 2/01/2033	202,448	197,089
Small Business Administration, 2.22%, 3/01/2033	329,743	321,500
Small Business Administration, 3.15%, 7/01/2033	290,713	293,612
Small Business Administration, 3.62%, 9/01/2033	263,709	269,885
Tennessee Valley Authority, 1.75%, 10/15/2018	292,000	291,712

		$4,361,605
U.S. Treasury Obligations - 27.2%
U.S. Treasury Bonds, 5.25%, 2/15/2029	$48,000	$58,643
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	426,877
U.S. Treasury Bonds, 4.375%, 2/15/2038	3,442,000	4,203,408
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	5,097,100	6,365,999
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	465,893
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	1,667,401
U.S. Treasury Bonds, 2.5%, 2/15/2045	4,017,000	3,662,060
U.S. Treasury Bonds, 2.875%, 11/15/2046	4,613,000	4,514,433
U.S. Treasury Notes, 2.625%, 8/15/2020	162,000	162,614
U.S. Treasury Notes, 3.125%, 5/15/2021	5,026,000	5,110,028
U.S. Treasury Notes, 1.75%, 5/15/2022	2,208,000	2,136,068
U.S. Treasury Notes, 1.75%, 9/30/2022	6,200,000	5,974,039
U.S. Treasury Notes, 2.75%, 2/15/2024	577,000	578,149
U.S. Treasury Notes, 2.5%, 5/15/2024	4,038,000	3,986,421
U.S. Treasury Notes, 2%, 8/15/2025	98,000	93,020
U.S. Treasury Notes, 2%, 11/15/2026	3,706,000	3,476,257

		$42,881,310
Utilities - Electric Power - 0.4%
FirstEnergy Corp., 3.9%, 7/15/2027	$694,000	$681,283
Total U.S. Bonds		$146,243,928

Foreign Bonds - 6.0%
Australia - 0.0%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$16,000	$15,713

Brazil - 0.2%
Federative Republic of Brazil, 5.625%, 1/07/2041	$162,000	$143,937
Vale Overseas Ltd., 6.875%, 11/10/2039	165,000	187,687

		$331,624

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Foreign Bonds - continued
Chile - 0.6%
Engie Energia Chile S.A., 5.625%, 1/15/2021	$566,000	$588,778
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	200,000	195,600
Transelec S.A., 4.25%, 1/14/2025	200,000	196,250

		$980,628
China - 0.8%
Baidu, Inc., 3.25%, 8/06/2018	$240,000	$240,131
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)	226,000	232,910
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)	690,000	704,166

		$1,177,207
France - 0.3%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$395,000	$385,913

Italy - 0.2%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$366,000	$350,585

Japan - 0.4%
Sumitomo Mitsui Banking Corp., 2.45%, 1/16/2020	$686,000	$678,885

Kazakhstan - 0.1%
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)	$201,000	$214,141

Mexico - 1.3%
Comision Federal de Electricidad, 4.875%, 5/26/2021	$277,000	$280,809
Petroleos Mexicanos, 6%, 3/05/2020	129,000	133,708
Petroleos Mexicanos, 5.5%, 1/21/2021	130,000	133,461
Petroleos Mexicanos, 4.625%, 9/21/2023	53,000	51,906
Petroleos Mexicanos, 4.875%, 1/18/2024	95,000	93,090
Petroleos Mexicanos, 4.25%, 1/15/2025	15,000	13,935
Petroleos Mexicanos, 5.5%, 6/27/2044	12,000	10,025
Petroleos Mexicanos, 5.625%, 1/23/2046	23,000	19,458
Petroleos Mexicanos, 6.75%, 9/21/2047	21,000	19,843
Southern Copper Corp., 5.875%, 4/23/2045	80,000	86,534
United Mexican States, 3.625%, 3/15/2022	1,164,000	1,162,871

		$2,005,640
Netherlands - 0.7%
ING Bank N.V., 5.8%, 9/25/2023 (n)	$769,000	$821,870
ING Groep N.V., 3.15%, 3/29/2022	350,000	343,937

		$1,165,807
Panama - 0.1%
Republic of Panama, 3.875%, 3/17/2028	$213,000	$209,272

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Foreign Bonds - continued
Peru - 0.4%
El Fondo Mivivienda S.A., 3.5%, 1/31/2023	$226,000	$218,994
Peru LNG, 5.375%, 3/22/2030 (n)	200,000	197,400
Republic of Peru, 8.75%, 11/21/2033	180,000	262,350

		$678,744
Romania - 0.1%
Republic of Romania, 4.375%, 8/22/2023 (n)	$36,000	$36,396
Republic of Romania, 4.875%, 1/22/2024 (n)	58,000	59,920

		$96,316
United Kingdom - 0.7%
BAT Capital Corp., 2.764%, 8/15/2022 (n)	$438,000	$422,574
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	266,000	266,196
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	267,000	253,271
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	124,000	131,439

		$1,073,480
Uruguay - 0.1%
Oriental Republic of Uruguay, 4.5%, 8/14/2024	$26,762	$27,499
Oriental Republic of Uruguay, 4.375%, 10/27/2027	47,300	48,128

		$75,627
Total Foreign Bonds		$9,439,582
Total Bonds (Identified Cost, $155,235,493)		$155,683,510

Investment Companies (h) - 0.7%
Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 1.82% (v) (Identified Cost, $1,183,447)	1,183,619	$1,183,501

Other Assets, Less Liabilities - 0.7%		1,054,518
Net Assets - 100.0%		$157,921,529

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,183,501 and $155,683,510, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,183,159, representing 4.5% of net assets.

Portfolio of Investments (unaudited) – continued

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company

Derivative Contracts at 5/31/18

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	12	$1,366,687	September - 2018	$48

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	45	$6,530,625	September - 2018	$(31,452)

At May 31, 2018, the fund had liquid securities with an aggregate value of $102,414 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $155,235,493)	$155,683,510
Investments in affiliated issuers, at value (identified cost, $1,183,447)	1,183,501
Receivables for
Investments sold	342,069
Interest	883,359
Other assets	19,199
Total assets	$158,111,638
Liabilities
Payable to custodian	$10,000
Payables for
Distributions	50,871
Daily variation margin on open futures contracts	23,712
Payable to affiliates
Investment adviser	4,881
Transfer agent and dividend disbursing costs	1,726
Payable for independent Trustees’ compensation	21,220
Accrued expenses and other liabilities	77,699
Total liabilities	$190,109
Net assets	$157,921,529
Net assets consist of
Paid-in capital	$171,155,656
Unrealized appreciation (depreciation)	416,667
Accumulated net realized gain (loss)	(9,740,448)
Accumulated distributions in excess of net investment income	(3,910,346)
Net assets	$157,921,529
Shares of beneficial interest outstanding	32,601,117
Net asset value per share (net assets of $157,921,529 / 32,601,117 shares of beneficial interest outstanding)	$4.84

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$2,639,370
Dividends from affiliated issuers	17,956
Other	3,790
Foreign taxes withheld	(630)
Total investment income	$2,660,486
Expenses
Management fee	$412,250
Transfer agent and dividend disbursing costs	36,243
Administrative services fee	16,968
Independent Trustees’ compensation	21,031
Stock exchange fee	15,839
Custodian fee	6,729
Shareholder communications	38,899
Audit and tax fees	40,151
Legal fees	1,863
Miscellaneous	15,249
Total expenses	$605,222
Net investment income (loss)	$2,055,264
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(114,012)
Affiliated issuers	209
Futures contracts	211,435
Net realized gain (loss)	$97,632
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(3,861,718)
Affiliated issuers	54
Futures contracts	(82,087)
Net unrealized gain (loss)	$(3,943,751)
Net realized and unrealized gain (loss)	$(3,846,119)
Change in net assets from operations	$(1,790,855)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/18 (unaudited)	Year ended 11/30/17
From operations
Net investment income (loss)	$2,055,264	$4,499,152
Net realized gain (loss)	97,632	(266,738)
Net unrealized gain (loss)	(3,943,751)	(602,890)
Change in net assets from operations	$(1,790,855)	$3,629,524
Distributions declared to shareholders
From net investment income	$(2,309,809)	$(5,754,606)
From tax return of capital	—	(6,671,320)
From other sources	(3,576,979)	—
Total distributions declared to shareholders	$(5,886,788)	$(12,425,926)
Total change in net assets	$(7,677,643)	$(8,796,402)
Net assets
At beginning of period	165,599,172	174,395,574
At end of period (including accumulated distributions in excess of net investment income of $3,910,346 and $78,822, respectively)	$157,921,529	$165,599,172

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/18		Year ended
			11/30/17	11/30/16		11/30/15	11/30/14	11/30/13
	(unaudited)
Net asset value, beginning of period	$5.08		$5.35	$5.67		$6.07	$6.24	$6.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.14	$0.16	(c)	$0.17	$0.18	$0.20
Net realized and unrealized gain (loss)	(0.12)		(0.03)	(0.07)		(0.14)	0.10	(0.36)
Total from investment operations	$(0.06)		$0.11	$0.09		$0.03	$0.28	$(0.16)
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.18)	$(0.20)		$(0.20)	$(0.22)	$(0.23)
From tax return of capital	—		(0.20)	(0.21)		(0.23)	(0.23)	(0.25)
From other sources	(0.11)		—	—		—	—	—
Total distributions declared to shareholders	$(0.18)		$(0.38)	$(0.41)		$(0.43)	$(0.45)	$(0.48)
Net asset value, end of period (x)	$4.84		$5.08	$5.35		$5.67	$6.07	$6.24
Market value, end of period	$4.54		$4.81	$5.06		$5.26	$5.80	$5.62
Total return at market value (%)	(1.90	)(n)	2.62	3.82		(2.02)	11.46	(10.19)
Total return at net asset value (%) (j)(r)(s)(x)	(0.97	)(n)	2.50	1.84	(c)	0.92	5.06	(2.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.75	0.72	(c)	0.76	0.75	0.75
Expenses after expense reductions (f)	N/A		N/A	N/A		N/A	0.75	0.75
Net investment income (loss)	2.56	(a)	2.64	2.78	(c)	2.84	2.93	3.04
Portfolio turnover	6	(n)	32	41		74	62	100
Net assets at end of period (000 omitted)	$157,922		$165,599	$174,396		$184,824	$197,831	$203,337

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Government Markets Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on

Notes to Financial Statements (unaudited) – continued

their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Notes to Financial Statements (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of May 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government
Agency & Equivalents	$—	$51,121,357	$—	$51,121,357
Non-U.S. Sovereign Debt	—	4,265,676	—	4,265,676
Municipal Bonds	—	3,007,304	—	3,007,304
U.S. Corporate Bonds	—	11,728,627	—	11,728,627
Residential Mortgage-Backed Securities	—	76,360,195	—	76,360,195
Commercial Mortgage-Backed Securities	—	946,176	—	946,176
Asset-Backed Securities (including CDOs)	—	2,891,411	—	2,891,411
Foreign Bonds	—	5,362,764	—	5,362,764
Mutual Funds	1,183,501	—	—	1,183,501
Total	$1,183,501	$155,683,510	$—	$156,867,011

Other Financial Instruments
Futures Contracts – Assets	$48	$—	$—	$48
Futures Contracts – Liabilities	(31,452)	—	—	(31,452)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party.

Notes to Financial Statements (unaudited) – continued

The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$48	$(31,452)

(a)	Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$211,435

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(82,087)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and

Notes to Financial Statements (unaudited) – continued

uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the

Notes to Financial Statements (unaudited) – continued

other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 7.25% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains and a capital loss carryforward, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization and accretion of debt securities and straddle loss deferrals.

For the six months ended May 31, 2018, the amount of distributions estimated to be a tax return of capital was approximately $3,576,979 which is reported as distributions from other sources in the Statements of Changes in Net Assets.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 11/30/17
Ordinary income (including any short-term capital gains)	$5,754,606
Tax return of capital (b)	6,671,320
Total distributions	$12,425,926

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/18
Cost of investments	$163,736,468
Gross appreciation	3,122,348
Gross depreciation	(9,991,805)
Net unrealized appreciation (depreciation)	$(6,869,457)

As of 11/30/17
Capital loss carryforwards	(3,092,114)
Other temporary differences	(2,501,389)
Net unrealized appreciation (depreciation)	37,019

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2017, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
11/30/18	$(199,149)

Post-enactment losses which are characterized as follows:
Short-Term	$(582,014)
Long-Term	(2,310,951)
Total	$(2,892,965)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.33% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2018. For the six months ended May 31, 2018, the fund’s average daily net assets and gross income fees did not meet the thresholds required to

Notes to Financial Statements (unaudited) – continued

waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2018 was equivalent to an annual effective rate of 0.51% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.80% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2018. For the six months ended May 31, 2018, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2018, these fees paid to MFSC amounted to $10,066.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2018 was equivalent to an annual effective rate of 0.0212% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $2,420 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended May 31, 2018. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $21,208 at May 31, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and

Notes to Financial Statements (unaudited) – continued

is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2018, the fee paid by the fund under this agreement was $130 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended May 31, 2018, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$4,136,087	$7,382,710
Non-U.S. Government securities	$5,801,724	$6,817,954

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2018 and the year ended November 30, 2017, there were no transactions in fund shares.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended May 31, 2018, the fund’s commitment fee and interest expense were $525 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		913,153	15,541,197	(15,270,731)	1,183,619

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$209	$54	$—	$17,956	$1,183,501

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Government Markets Income Trust:

Results of Review of Interim Financial Statements

We have reviewed the accompanying statement of assets and liabilities of MFS Government Markets Income Trust (the “Trust”), including the portfolio of investments, as of May 31, 2018, and the related statements of operations, changes in net assets and financial highlights for the six-month period ended May 31, 2018, and the related notes. Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America. We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statement of assets and liabilities, including the portfolio of investments, as of November 30, 2017 (not presented herein), the related statement of operations for the year ended November 30, 2017 (not presented herein), the statements of changes in net assets for the years ended November 30, 2017, and November 30, 2016 (2016 not presented herein) and the financial highlights for each of the five years in the period ended November 30, 2017; and in our report dated January 16, 2018, we expressed an unqualified opinion on those financial statements.

Basis for Review Results

These interim financial statements and financial highlights are the responsibility of the Trust’s management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our review in accordance with the standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 16, 2018

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/closedendfunds by choosing the fund’s name.

Additional information about the fund (e.g., performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MGF

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Government Markets Income Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Government Markets Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/17-12/31/17	0	N/A	0	3,260,111
1/01/18-1/31/18	0	N/A	0	3,260,111
2/01/18-2/28/18	0	N/A	0	3,260,111
3/01/18-3/31/18	0	N/A	0	3,260,111
4/01/18-4/30/18	0	N/A	0	3,260,111
5/01/18-5/31/18	0	N/A	0	3,260,111

Total	0		0

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2017 plan year is 3,260,111.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

(c)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as EX-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2018

*	Print name and title of each signing officer under his or her signature.